Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stock Options [Abstract]
Schedule of stock option activity
Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	8,155,168	$0.0001	-
Granted	200,000	$0.001	-
Exercised	-	$-	-
Forfeited	-	$-	-
Options outstanding March 31, 2019	8,355,168	$0.0001	$1,126,752
Shares exercisable at March 31, 2019	66,667	$0.001	$8,933

For the year ended December 31, 2018
Stock Options	Shares	Weighted Average Exercise Price
Options outstanding at January 1	-	$-
Granted	8,155,168	$0.0001
Exercised	-	$-
Forfeited	-	$-
Options outstanding December 31	8,155,168	$0.0001
Shares exercisable at December 31	-	$-